Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Operating activities expose the Company and its subsidiaries to financial market risks related to fuel prices, foreign currency, interest rates, credit and liquidity. Such risks can be mitigated through the use of swaps, futures and options, in the fuel, U.S. dollar and interest market.
The Company's management supervises the monitoring of the market, credit and liquidity risks.
All activities with financial instruments for risk management are carried out by specialists with skill, experience and adequate supervision. It is the Company's policy not to enter into derivative transactions for speculative purposes.
28.1    Accounting classification and fair value hierarchy of financial instruments
The accounting classifications of the Company's financial instruments and fair value hierarchy as at December 31, 2020 and 2019 are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2020	2019	2020	2019

Assets
Cash and cash equivalents	2	3,064,815	1,647,880	3,064,815	1,647,880
Accounts receivable	—	875,382	1,165,866	875,382	1,165,866
Aircraft sublease receivables	—	312,937	279,504	312,937	279,504
Short-term investments	2	946,281	1,459,708	946,281	1,459,708
Derivative financial instruments	2	428,309	825,924	428,309	825,924

Liabilities
Accounts payable	—	(2,561,727)	(1,376,850)	(2,561,727)	(1,376,850)
Accounts payable – Supplier finance	—	(157,801)	(249,727)	(157,801)	(249,727)
Reimbursement to customers	—	(221,342)	(4,032)	(221,342)	(4,032)
Loans and financing	—	(5,894,515)	(3,518,156)	(5,414,689)	(3,504,754)
Loans and financing – Conversion´s right	2	(1,465,999)	—	(1,465,999)	—
Lease liabilities	—	(12,520,812)	(12,106,621)	(12,520,812)	(12,106,621)
Derivative financial instruments	2	(421,034)	(310,190)	(421,034)	(310,190)
28.2    TAP Bonds
On March 14, 2016, the Company acquired Series A convertible bonds issued by TAP ("TAP Bonds") in the amount of €90 million. TAP Bonds mature in 10 years from their issue, with annual interest of 3.75% until September 20, 2016 and at the rate of 7.5% in the following years. The accrued interest shall be paid on the maturity date or until the early redemption of the securities, whichever is earlier.
On August 10, 2020, as informed at the Extraordinary General Meeting, due to the crisis caused by the COVID-19 pandemic, the Portugal Government negotiated an aid of €1.2 billion for TAP with the European Commission, such aid being conditional among other factors to the elimination of the right to convert senior bonds, since they would not be diluted by the Portugal Government's financial contribution. Accordingly, there are no other rights or obligations measured at fair value requiring level 3 information, according to the fair value hierarchy set out in IFRS 13 – Fair Value Measurement.
As a result, the elimination of the conversion right resulted in a loss of R$637,639, recorded under “Result from related party transactions, net”.
As at December 31, 2020, rights receivable related to TAP Bonds correspond to R$854,462 (R$1,236,828 as at December 31, 2019), as shown in Note 6.
28.3    Derivative financial instruments
Derivative financial instruments, designated or not as hedge transactions, and their changes are presented in Note 19 to these financial statements.
28.4    Market risks
28.4.1 Interest rate risk
As at December 31, 2020, the Company had swap contracts to hedge against the effect of fluctuations in interest rates on part of payments for finance leases. During the year ended December 31, 2020, the Company recognized a total gain from interest hedge transactions in the amount of R$30,949 (R$142,220 and R$217,422 as at December 31, 2019 and 2018,respectively).
28.4.2 Aviation fuel price risk (“QAV”)
The price of QAV varies depending on the volatility of the price of crude oil and its derivatives. To mitigate losses linked to variations in the fuel market, the Company had, as at December 31, 2020, forward transactions on fuel. During the year ended December 31, 2020, the Company recognized total losses in the statement of operations of R$1,371,941 related to fuel derivatives (gain of R$115,189 and loss of R$110,549 as at December 31, 2019 and 2018).
28.4.3 Foreign currency risk
The foreign currency risk arises from the possibility of unfavorable exchange differences to which the Company's liabilities or cash flows are exposed. The Company constantly monitors the net exposure in foreign currency and evaluates the contracting of hedge transactions to protect the non-operating cash flow, projecting for a maximum period of up to 12 months, and a longer term if deemed appropriate, to minimize its exposure. During the year ended December 31, 2020, the Company recognized losses on foreign exchange derivative transactions in the amount of R$74,371 (gain of R$68,043 and R$191,222 as at December 31, 2019 and 2018,respectively).
The exposure to foreign currency is as follows:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2020	2019	2020	2019

Assets
Cash, cash equivalents and short-term invesments	262,309	289,297	—	—
Security deposits and maintenance reserves	1,540,231	1,613,221	—	—
Aircraft sublease receivables	312,937	279,504	—	—
Long-term investment	—	160,871	854,462	1,236,828
Derivative rights	155,920	121,968	—	—
Other assets	293,526	244,355	—	—

Total assets	2,564,923	2,709,216	854,462	1,236,828

Liabilities
Accounts payable	(831,429)	(424,411)	—	—
Loans and financing	(5,741,253)	(2,624,114)	—	—
Lease liabilities	(12,463,426)	(12,034,392)	—	—
Derivative obligations	(81,274)	—	—	—
Other liabilities	(951,348)	(688,134)	—	—
Total liabilities	(20,068,730)	(15,771,051)	—	—

Net exposure	(17,503,807)	(13,061,835)	854,462	1,236,828
Net exposure in foreign currency	(3,368,254)	(3,240,587)	133,972	273,000
28.5    Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, short-term investments, accounts receivable, subleases receivable, security deposits, maintenance reserves and other financial assets included in other assets. Financial assets classified as cash and cash equivalents and short-term investments are deposited with counterparties that have a minimum investment grade rating in the assessment made by agencies S&P, Moody's or Fitch (between AAA and A+). Most of them are contracted on a commodities and futures exchange, which substantially mitigates credit risk. TAP Bonds are guaranteed by intellectual property rights and credits related to the TAP mileage program.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. The credit quality of the customer is assessed based on an extensive internal credit rating system. Outstanding receivables from customers are frequently monitored by the Company.
Derivative financial instruments are contracted on the over-the-counter market (OTC) from counterparties with a minimum investment grade rating, or on commodities and futures exchanges (B3 and NYMEX), which substantially mitigates credit risk. The Company has an obligation to assess the risks of counterparties in financial instruments and to diversify the exposure periodically.
28.6    Liquidity risk
The maturity schedules of the Company's consolidated financial liabilities as at December 31, 2020 are as follows:

	December 31, 2020
Description	Carrying amount	Contractual cash flows	2021	2022	2023	2024	After 2025

Accounts payable	2,561,727	2,561,727	2,238,668	156,889	83,670	41,168	41,332
Accounts payable – supplier finance	157,801	157,801	157,801	—	—	—	—
Loans and financing	7,360,514	7,439,673	874,925	767,353	935,286	2,276,106	2,586,003
Lease liabilities	12,520,812	27,168,570	2,498,180	3,206,765	3,641,808	3,610,754	14,211,063
Derivative obligations	421,034	421,034	173,768	70,577	66,570	110,119	—
Reimbursement to customers	221,342	221,342	221,342	—	—	—	—
	23,243,230	37,970,147	6,164,684	4,201,584	4,727,334	6,038,147	16,838,398
28.7    Sensitivity analysis of financial instruments
28.7.1 Risk factor: Foreign currency variations
As at December 31, 2020, the Company adopted an exchange rate of R$5.1967/US$1.00 and R$6.3779/€1.00, corresponding to the month's closing rate announced by the Central Bank of Brazil as a probable scenario. The table below shows the sensitivity analysis and the effect on the result of the foreign exchange rate fluctuation in the amount exposed at December 31, 2020:

	Exposure to US$		Exposure to €
Description	Rate	December 31, 2020	Rate	December 31, 2020

Net exposure at 12.31.20	5.1967	(17,503,807)	6.3779	854,462

Effect on result

Foreign currency devaluation by -50%	2.5984	8,751,904	3.1890	(427,231)
Foreign currency devaluation by -25%	3.8975	4,375,952	4.7834	(213,616)
Foreign currency appreciation by 50%	7.7951	(8,751,904)	9.5669	427,231
Foreign currency appreciation by 25%	6.4959	(4,375,952)	7.9724	213,616
28.7.2    Risk factor: changes in QAV prices
As at December 31, 2020, the Company has oil derivative contracts to protect future QAV consumption. The probable scenarios used by the Company are the market curves at the December 31, 2020 closing for derivatives that protect the fuel price risk. The table below shows the sensitivity analysis in U.S. dollar of the fluctuation of QAV barrel prices:

	Exposure to HOA (a)
Description	Price (b)	December 31, 2020

HOA reference price at 12.31.20	150	81,274

Effect on statements of operations

HOA devaluation by -50%	75	(98,454)
HOA devaluation by -25%	112	(45,667)
HOA appreciation by 50%	225	98,454
HOA appreciation by 25%	187	45,667

(a)	HOA – Heating Oil
(b)	Average price in U.S. dollar, per gallon, projected for the next 12 months.
28.7.3 Risk factor: changes in interest rates
As at December 31, 2020, the Company held financial investments and debts linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values and exposed to such fluctuations, according to the scenarios shown below:

	Exposure to CDI		Exposure to LIBOR rate
Description	Rate p.a.	December 31, 2020	Rate p.a. (a)	December 31, 2020

Net exposure at 12.31.20	2.8%	1,113,627	2.7%	(650,740)

Effect on statements of operations

Interest rate devaluation by -50%	1.4%	(53,593)	1.3%	30,695
Interest rate devaluation by -25%	2.1%	(45,937)	2.0%	26,310
Interest rate appreciation by 50%	4.1%	53,593	4.0%	(30,695)
Interest rate appreciation by 25%	3.4%	45,937	3.4%	(26,310)

(a)	Weighted rate.
28.8    Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming at a capital structure that it considers adequate for the financial costs and the maturity dates of funding and its guarantees. The Company monitors its degree of financial leverage, which corresponds to net debt, including short and long-term loans, as shown below:

	December 31,
Description	2020	2019

Cash and cash equivalents	3,064,815	1,647,880
Short-term investments	946,281	1,459,708
Aircraft sublease receivables	312,937	279,504
Loans and financing	(7,360,514)	(3,518,156)
Lease liabilities	(12,520,812)	(12,106,621)
Net debt	(15,557,293)	(12,237,685)